Equipment (Tables)	12 Months Ended
Feb. 28, 2026
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment

	February 28, 2026	February 28, 2025
Equipment	$128,347	$103,945
Less: accumulated depreciation	(99,981)	(80,685)
Net equipment	$28,366	$23,260